INCOME TAXES - Deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ 852	€ 1,201
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	348	163
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	852	1,201
Convertible debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	€ (348)	€ (163)